TAXES ON INCOME (Schedule of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (loss) before income taxes is comprised as follows:
Domestic	$ (1,785)	$ 1,561	$ 1,808
Foreign	149	207	294
Income (loss) before taxes on income	$ (1,636)	$ 1,768	$ 2,102